Investments and Derivative Instruments (Credit Risk through Credit Derivatives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Derivative [Line Items]
Notional Amount	$ 4,500		$ 5,100
Corporate Credit/Foreign Gov. [Member] | Single Name Credit Default Swaps [Member] | Investment Grade Risk Exposure [Member] | Credit [Member]
Derivative [Line Items]
Notional Amount	735	[1]	1,787	[1]
Fair Value	6		8
Weighted Average Years to Maturity	2 years		3 years
Underlying Referenced Credit Obligation Type	Corporate Credit/ Foreign Gov.	[2]	Corporate Credit/ Foreign Gov.	[2]
Average Credit Rating	A	[2]	A	[2]
Offsetting Notional Amount	592	[3]	878	[3]
Offsetting Fair Value	(4)	[3]	(19)	[3]
Corporate Credit [Member] | Single Name Credit Default Swaps [Member] | Below Investment Grade Risk Exposure [Member] | Credit [Member]
Derivative [Line Items]
Notional Amount	24	[1]	114	[1]
Fair Value	0		(1)
Weighted Average Years to Maturity	1 year		1 year
Underlying Referenced Credit Obligation Type	Corporate Credit	[2]	Corporate Credit	[2]
Average Credit Rating	CCC	[2]	B+	[2]
Offsetting Notional Amount	25	[3]	114	[3]
Offsetting Fair Value	0	[3]	(3)	[3]
Corporate Credit [Member] | Basket Credit Default Swaps [Member] | Investment Grade Risk Exposure [Member] | Credit [Member]
Derivative [Line Items]
Notional Amount	1,912	[1],[4]	2,074	[1],[4]
Fair Value	25	[4]	11	[4]
Weighted Average Years to Maturity	3 years	[4]	2 years	[4]
Underlying Referenced Credit Obligation Type	Corporate Credit	[2],[4]	Corporate Credit	[2],[4]
Average Credit Rating	BBB+	[2],[4]	BBB+	[2],[4]
Offsetting Notional Amount	784	[3],[4]	1,326	[3],[4]
Offsetting Fair Value	(10)	[3],[4]	(6)	[3],[4]
Corporate Credit [Member] | Basket Credit Default Swaps [Member] | Below Investment Grade Risk Exposure [Member] | Credit [Member]
Derivative [Line Items]
Notional Amount			115	[1],[4]
Fair Value			(27)	[4]
Weighted Average Years to Maturity			4 years	[4]
Underlying Referenced Credit Obligation Type			CMBS Credit	[2],[4]
Average Credit Rating			B+	[2],[4]
Offsetting Notional Amount			115	[3],[4]
Offsetting Fair Value			27	[3],[4]
Corporate Credit [Member] | Embedded Credit Derivatives [Member] | Investment Grade Risk Exposure [Member] | Credit [Member]
Derivative [Line Items]
Notional Amount	150	[1]	325	[1]
Fair Value	145		296
Weighted Average Years to Maturity	3 years		4 years
Underlying Referenced Credit Obligation Type	Corporate Credit	[2]	Corporate Credit	[2]
Average Credit Rating	BBB+	[2]	BBB-	[2]
Offsetting Notional Amount	0	[3]	0	[3]
Offsetting Fair Value	0	[3]	0	[3]
CMBS Credit [Member] | Basket Credit Default Swaps [Member] | Investment Grade Risk Exposure [Member] | Credit [Member]
Derivative [Line Items]
Notional Amount	235	[1],[4]	237	[1],[4]
Fair Value	(5)	[4]	(12)	[4]
Weighted Average Years to Maturity	3 years	[4]	4 years	[4]
Underlying Referenced Credit Obligation Type	CMBS Credit	[2],[4]	CMBS Credit	[2],[4]
Average Credit Rating	A	[2],[4]	A	[2],[4]
Offsetting Notional Amount	235	[3],[4]	238	[3],[4]
Offsetting Fair Value	5	[3],[4]	12	[3],[4]
CMBS Credit [Member] | Basket Credit Default Swaps [Member] | Below Investment Grade Risk Exposure [Member] | Credit [Member]
Derivative [Line Items]
Notional Amount	115	[1],[4]
Fair Value	(18)	[4]
Weighted Average Years to Maturity	3 years	[4]
Underlying Referenced Credit Obligation Type	CMBS Credit	[2],[4]
Average Credit Rating	B-	[2],[4]
Offsetting Notional Amount	115	[3],[4]
Offsetting Fair Value	$ 18	[3],[4]

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjhjYzdkNmIxNGY0MTQ5ZjU5NDY5NjJkMzY4ZDFiOWMyfFRleHRTZWxlY3Rpb246NjRDOUIzNDRBQUY2NDIyOUQyQ0E3Nzc1M0Y0N0YzMTgM}
[2]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjhjYzdkNmIxNGY0MTQ5ZjU5NDY5NjJkMzY4ZDFiOWMyfFRleHRTZWxlY3Rpb246Nzg2QzIwODI3Njk2NEUzNzAxRjE3Nzc1M0Y0NzgwRUUM}
[3]	p
[4]	ncludes $2.3 billion and $2.4 billion as of December 31, 2013 and 2012, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.[5]Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 - Fair Value Measurements.